GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
8.	GOODWILL

Components of goodwill as of December 31, 2011 and 2012 are as follows:

	2011	2012
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	62,442	119,345

Total goodwill	2,197,728	2,254,631

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed in Note 6 have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.